Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2023	2022
Cash at bank and on hand	3,865,481	6,957,086
Total cash and cash equivalents	3,865,481	6,957,086

Schedule of cash and cash equivalents by currency

	December 31,	December 31,
	2023	2022
CHF	39.88%	52.98%
USD	56.22%	42.10%
EUR	3.03%	2.69%
GBP	0.87%	2.23%
Total	100.00%	100.00%

Schedule of cash and cash equivalents by credit rating

	December 31,	December 31,
	2023	2022
External credit rating of counterparty
P-1 / A-1	3,269,523	3,708,603
P-2 / A-1	286,399	3,031,028
Other	309,446	217,335
Cash on hand	113	120
Total cash and cash equivalents	3,865,481	6,957,086